Business Combinations - Summary of acquisition date fair value of the assets/liabilities assumed (Detail) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022	Oct. 13, 2022	Dec. 31, 2021
Total assets
Intangible assets	$ 378,178,000	$ 393,636,000
Total liabilities
Borrowings	0	0
Deferred tax liabilities	$ (7,650,000)	$ (9,072,000)		$ (6,948,000)
Total purchase consideration			$ 2,308,000
Finalised [Member]
Total assets
Cash and cash equivalents			74,000
Internally developed computer software (Note 15(e))			92,000
Intangible assets			962,000
Trade and other receivables			25,000
Total assets			1,153,000
Total liabilities
Borrowings			(63,000)
Trade and other payables			(631,000)
Deferred revenue			(64,000)
Deferred tax liabilities			(163,000)
Total liabilities			(921,000)
Net identifiable assets/(liabilities) acquired			232,000
Add: Goodwill			2,076,000
Total purchase consideration			2,308,000
Provisional [Member]
Total assets
Cash and cash equivalents			74,000
Internally developed computer software (Note 15(e))			163,000
Intangible assets			0
Trade and other receivables			66,000
Total assets			303,000
Total liabilities
Borrowings			(63,000)
Trade and other payables			(631,000)
Deferred revenue			(64,000)
Deferred tax liabilities			0
Total liabilities			(758,000)
Net identifiable assets/(liabilities) acquired			(455,000)
Add: Goodwill			2,763,000
Total purchase consideration			$ 2,308,000